Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Expenses 1 [abstract]
Salaries, commissions and allowances		$ 631	$ 593	$ 1,254	$ 1,166
Share-based payments		37	29	70	57
Post-employment benefits		34	36	71	68
Total staff costs		702	658	1,395	1,291
Goods and services	[1]	416	370	827	740
Content		71	68	153	146
Telecommunications		11	12	22	23
Facilities		9	9	18	18
Fair value adjustments	[2]	2	7	(1)	14
Total operating expenses		$ 1,211	$ 1,124	$ 2,414	$ 2,232

[1]	Goods and services include technology-related expenses, professional fees, consulting, contractors, marketing and other general and administrative costs.
[2]	Fair value adjustments primarily represent gains or losses due to changes in foreign currency exchange rates on intercompany balances that arise in the ordinary course of business.